ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
Summary of Accrued expenses and other payables

	As of December 31,
	2016	2017

Accrued interest expenses	67,324	21,114
Accrued debt issuance costs	—	34,194
Income tax payable (note 20)	15,265	20,122
Consideration payables for acquisitions (note 8)	25,900	159,489
Other accrued expenses	71,924	101,275
Other payables	27,537	32,430

	207,950	368,624